SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Schedule of Other Current Assets
	December 31,
	2025	2024

Governmental authorities	$3,006	$3,033
Prepaid expenses	7,877	6,268
Deferred charges	10,040	4,510
Advance payments to suppliers	10,542	4,763
Other	5,941	3,389

	$37,406	$21,963

Schedule of Other Current Liabilities
	December 31,
	2025	2024

Payroll and related employee accruals	$16,720	$14,192
Governmental authorities	1,920	2,651
Holdback Amount (see Note 17)	-	800
Earn-out considerations (see Note 17)	19,266	-
Other	3,623	174
	$41,529	$17,817

Schedule of Other Long-Term Liabilities
	December 31,
	2025	2024

Earn-out considerations (see Note 17)	$17,172	$10,400
Other	2,450	206
	$19,622	$10,606